Consolidated statement of comprehensive income/expense - EUR (€) € in Millions	6 Months Ended
	Sep. 30, 2020	Sep. 30, 2019
Consolidated statement of comprehensive income/expense
Profit/(loss) for the financial period	€ 1,555	€ (1,891)
Items that may be reclassified to the income statement in subsequent periods:
Foreign exchange translation differences, net of tax	(770)	(222)
Foreign exchange translation differences transferred to the income statement	(77)	(59)
Other, net of tax	(2,058)	(302)
Total items that may be reclassified to the income statement in subsequent periods	(2,905)	(583)
Items that will not be reclassified to the income statement in subsequent periods:
Net actuarial losses on defined benefit pension schemes, net of tax	(383)	(65)
Total items that will not be reclassified to the income statement in subsequent periods	(383)	(65)
Other comprehensive expense	(3,288)	(648)
Total comprehensive expense for the financial Period	(1,733)	(2,539)
Attributable to:
Owners of the parent	(1,905)	(2,809)
Non-controlling interests	172	270
Total comprehensive expense for the financial Period	€ (1,733)	€ (2,539)